INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Text Block]
	12-31-2022	12-31-2021
Components of inventory	ThU.S.$	ThU.S.$
Raw materials	199,174	79,288
Production supplies	209,396	158,382
Work in progress	70,625	51,461
Finished goods	769,558	698,613
Spare parts	221,258	189,154
Total inventories	1,470,011	1,176,898